Summary of Significant Accounting Policies (Details) - Schedule of Redeemable and Non-Redeemable Common Stock (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of redeemable and non-redeemable common stock [Abstract]
Diluted net income (loss) per redeemable common share	$ 0.02	$ (0.04)	$ 0.03	$ (0.08)	$ (0.02)
Diluted net loss per non-redeemable common share	$ (0.11)	$ (0.05)	$ (0.21)	$ (0.10)	$ (0.19)	$ (0.01)